UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stephens Investment Management LLC
Address: One Sansome Street, Suite 2900
         San Francisco, CA  94104

13F File Number:  028-11826

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bart Stephens
Title:     General Partner
Phone:     415 835 3819

Signature, Place, and Date of Signing:

       /s/  Bart Stephens     San Francisco, CA     August 07, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $203,178 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRSPAN NETWORKS INC           COM              00950H102     8558  3536072 SH       SOLE                  3536072        0        0
ALIGN TECHNOLOGY INC           COM              016255101     2587   350000 SH       SOLE                   350000        0        0
ALVARION LTD                   SHS              M0861T100     3107   506142 SH       SOLE                   506142        0        0
AMYLIN PHARMACEUTICALS INC     COM              032346108     6294   127470 SH       SOLE                   127470        0        0
ARRAY BIOPHARMA INC            COM              04269X105    13683  1591059 SH       SOLE                  1591059        0        0
AXESSTEL INC                   COM              05459T101     4126  2846000 SH       SOLE                  2846000        0        0
BIOCRYST PHARMACEUTICALS       COM              09058V103    20811  1452239 SH       SOLE                  1452239        0        0
CURAGEN CORP                   COM              23126R101     4588  1311086 SH       SOLE                  1311086        0        0
CURIS INC                      COM              231269101     5905  4373525 SH       SOLE                  4373525        0        0
CYTOKINETICS INC               COM              23282W100     4610   733041 SH       SOLE                   733041        0        0
DECODE GENETICS INC            COM              243586104     9001  1454177 SH       SOLE                  1454177        0        0
ELECTRONIC CLEARING HOUSE IN   COM PAR.01 NEW   285562500     1726   128237 SH       SOLE                   128237        0        0
EV3 INC                        COM              26928A200     9083   613343 SH       SOLE                   613343        0        0
IVANHOE MINES LTD              COM              46579N103     3228   473300 SH       SOLE                   473300        0        0
METABASIS THERAPEUTICS INC     COM              59101M105      933   122278 SH       SOLE                   122278        0        0
MONOGRAM BIOSCIENCES INC       COM              60975U108    16900  8535483 SH       SOLE                  8535483        0        0
NATUS MEDICAL INC DEL          COM              639050103     1879   189956 SH       SOLE                   189956        0        0
NEW FRONTIER MEDIA INC         COM              644398109    10753  1499573 SH       SOLE                  1499573        0        0
NITROMED INC                   COM              654798503      725   150000 SH       SOLE                   150000        0        0
NOVATEL WIRELESS INC           COM NEW          66987M604     1932   185400 SH       SOLE                   185400        0        0
NOVAVAX INC                    COM              670002104     3503   695000 SH       SOLE                   695000        0        0
OMNICELL INC                   COM              68213N109     1244    90000 SH       SOLE                    90000        0        0
ORANGE 21 INC                  COM              685317109      812   141263 SH       SOLE                   141263        0        0
PAIN THERAPEUTICS INC          COM              69562K100     3566   427083 SH       SOLE                   427083        0        0
PROGENICS PHARMACEUTICALS IN   COM              743187106     5151   214094 SH       SOLE                   214094        0        0
PYR ENERGY CORP                COM              693677106       47    44900 SH       SOLE                    44900        0        0
QUIDEL CORP                    COM              74838J101      978   102956 SH       SOLE                   102956        0        0
SANGAMO BIOSCIENCES INC        COM              800677106      400    67832 SH       SOLE                    67832        0        0
SOLEXA INC                     COM              83420X105    14314  1684026 SH       SOLE                  1684026        0        0
SURMODICS INC                  COM              868873100     9356   259100 SH       SOLE                   259100        0        0
SYSTEMAX INC                   COM              871851101     2646   339200 SH       SOLE                   339200        0        0
THE9 LTD                       ADR              88337K104    17221   742612 SH       SOLE                   742612        0        0
TRAFFIC COM INC                COM              892717109     1650   295120 SH       SOLE                   295120        0        0
WEBZEN INC                     SPONSORED ADR    94846M102     6663  1245337 SH       SOLE                  1245337        0        0
ZHONE TECHNOLOGIES INC NEW     COM              98950P108     3060  1500000 SH       SOLE                  1500000        0        0
ZIPREALTY INC                  COM              98974V107     2138   252108 SH       SOLE                   252108        0        0